Trade Payables and Accrued Expenses (Schedule of Composition of Trade Payables and Accrued Expenses) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Trade payables	₪ 288	₪ 256
Accrued expenses	408	396
Trade Payables and Accrued Expenses	₪ 696	₪ 652